FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  12/31/00

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	1/26/01

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         90 data records

Form 13F Information Table Value Total:         118,456 (x$1000)


List of Other Included Managers:                0



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corp.                     COM              885535104      171    20150 SH       SOLE                     1450             18700
AT & T Corp.                   COM              001957109     1706    98913 SH       SOLE                     7655             91258
AT&T Corp - Liberty Media-A    COM              001957208      308    22708 SH       SOLE                     1700             21008
Abbott Laboratories            COM              002824100     1034    21353 SH       SOLE                     3400             17953
Agilent Technologies           COM              00846U101      229     4182 SH       SOLE                      334              3848
Allstate                       COM              020002101     2505    57512 SH       SOLE                     7762             49750
America Online (old shares)    COM              02364J104     1929    55430 SH       SOLE                     9150             46280
American Express Co.           COM              025816109      667    12150 SH       SOLE                      300             11850
American Home Products         COM              026609107     6433   101227 SH       SOLE                    10900             90327
American Power Conversion      COM              029066107      574    46400 SH       SOLE                    13200             33200
Amgen                          COM              031162100     1422    22248 SH       SOLE                     3100             19148
Apogent Technologies           COM              03760A101     3075   150000 SH       SOLE                    18100            131900
Ariba Inc.                     COM              04033V104     1034    19275 SH       SOLE                     1050             18225
Avanex                         COM              05348W109      304     5100 SH       SOLE                      850              4250
Bank One Corp                  COM              06423A103      279     7620 SH       SOLE                     1000              6620
Becton Dickinson & Company     COM              075887109      235     6800 SH       SOLE                     1700              5100
Bellsouth Corp.                COM              079860102      258     6304 SH       SOLE                                       6304
Bemis Co., Inc.                COM              081437105      618    18400 SH       SOLE                     1400             17000
Boston Scientific Corp.        COM              101137107      706    51600 SH       SOLE                     2500             49100
Bristol-Myers Squibb Co.       COM              110122108     1634    22102 SH       SOLE                     1700             20402
CMGI, Inc.                     COM              125750109      133    23800 SH       SOLE                     1850             21950
CVS Corp.                      COM              126650100      282     4700 SH       SOLE                                       4700
Cabletron Systems              COM              126920107      437    29025 SH       SOLE                     1000             28025
Cambridge Technology           COM              132524109      105    39950 SH       SOLE                     4800             35150
Cardinal Health                COM              14149Y108     1575    15805 SH       SOLE                                      15805
Cisco Systems, Inc.            COM              17275R102     1264    33044 SH       SOLE                     5800             27244
Citigroup, Inc.                COM              172967101     1878    36774 SH       SOLE                     1228             35546
Comerica, Inc.                 COM              200340107      312     5248 SH       SOLE                                       5248
Computer Associates Int'l      COM              204912109      437    22400 SH       SOLE                     2200             20200
Compuware Corp.                COM              205638109      891   142635 SH       SOLE                    14200            128435
Deutsche Telekom AG            COM              251566105      278     9500 SH       SOLE                     2300              7200
Elan Corp  plc ADR             COM              284131208     7068   150975 SH       SOLE                    17300            133675
Electronic Data Systems Corp.  COM              285661104      409     7085 SH       SOLE                      300              6785
Emerson Electric Co.           COM              291011104     4715    59825 SH       SOLE                     4700             55125
Exxon Mobil Corp.              COM              30231G102      500     5749 SH       SOLE                                       5749
Fannie Mae                     COM              313586109     5706    65775 SH       SOLE                     7850             57925
Fiserv Inc.                    COM              337738108      350     7375 SH       SOLE                                       7375
General Electric               COM              369604103     2150    44840 SH       SOLE                     4500             40340
General Motors Cl. H           COM              370442832     3341   145275 SH       SOLE                    19625            125650
Global Crossing Ltd.           COM              G3921A100     1432   100055 SH       SOLE                    20150             79905
Hewlett-Packard                COM              428236103     1878    59510 SH       SOLE                     4360             55150
Honeywell Int'l                COM              438516106     1370    28960 SH       SOLE                                      28960
Hospitality Properties Trust   COM              44106M102     1051    46450 SH       SOLE                     3600             42850
IBM Corp.                      COM              459200101     4746    55840 SH       SOLE                     5410             50430
IHOP Corporation               COM              449623107     2327   107300 SH       SOLE                    17200             90100
JDS Uniphase Corporation       COM              46612J101      561    13450 SH       SOLE                     4350              9100
Jefferson-Pilot Corp.          COM              475070108     3545    47425 SH       SOLE                     5400             42025
Johnson & Johnson              COM              478160104      806     7670 SH       SOLE                      650              7020
Kimberly-Clark Corp.           COM              494368103     4075    57650 SH       SOLE                     6800             50850
Loral Space & Communications   COM              G56462107       61    19000 SH       SOLE                     3000             16000
Lucent Technologies Inc.       COM              549463107      702    51979 SH       SOLE                     6150             45829
Masco Corp.                    COM              574599106      671    26110 SH       SOLE                     4700             21410
Merck & Co., Inc.              COM              589331107     1463    15625 SH       SOLE                                      15625
Micron Technology              COM              595112103      651    18350 SH       SOLE                     2600             15750
Microsoft Corp.                COM              594918104     2908    67040 SH       SOLE                     7950             59090
Modis Professional Services    COM              607830106       59    14400 SH       SOLE                     2400             12000
Motorola, Inc                  COM              620076109     1389    68577 SH       SOLE                    11430             57147
National City Corp.            COM              635405103      404    14062 SH       SOLE                                      14062
National Commerce Bancorp      COM              635449101     1403    56700 SH       SOLE                                      56700
Network  Associates, Inc.      COM              640938106       77    18300 SH       SOLE                     1000             17300
Nortel Networks Corp.          COM              656568102     1175    36644 SH       SOLE                     9507             27137
Oracle Corp.                   COM              68389X105      785    27000 SH       SOLE                      400             26600
Palm, Inc.                     COM              696642107      844    29807 SH       SOLE                     2149             27658
Pfizer, Inc.                   COM              717081103     3832    83300 SH       SOLE                      489             82811
Pitney Bowes                   COM              724479100     1518    45825 SH       SOLE                     5500             40325
Popular Inc.                   COM              733174106      462    17540 SH       SOLE                     5740             11800
Procter & Gamble               COM              742718109      769     9800 SH       SOLE                      700              9100
Qualcomm Inc.                  COM              747525103      427     5200 SH       SOLE                      900              4300
Qwest Communications Int'l Inc COM              749121109     4776   116854 SH       SOLE                    13401            103453
SBC Communications Inc.        COM              78387G103      282     5912 SH       SOLE                                       5912
SCI Systems                    COM              783890106     1292    49000 SH       SOLE                      600             48400
Schering-Plough                COM              806605101      238     4200 SH       SOLE                     1250              2950
Solectron Corp.                COM              834182107      581    17150 SH       SOLE                     2900             14250
Sprint Corp. (FON Group)       COM              852061100      759    37358 SH       SOLE                    10650             26708
State Street Corp              COM              857477103      373     3000 SH       SOLE                                       3000
Steelcase Inc. Cl. 'A'         COM              858155203      488    35200 SH       SOLE                                      35200
Steris Corp.                   COM              859152100      239    14800 SH       SOLE                                      14800
Stryker Corp.                  COM              863667101      607    12000 SH       SOLE                                      12000
Sun Microsystems Inc.          COM              866810104     2175    78020 SH       SOLE                    10000             68020
Sybron Dental Specialties      COM              871142105      843    49940 SH       SOLE                     6030             43910
Synopsys, Inc.                 COM              871607107     1659    34975 SH       SOLE                     3300             31675
Texas Instruments              COM              882508104      208     4400 SH       SOLE                                       4400
Textron, Inc.                  COM              883203101      537    11550 SH       SOLE                     4250              7300
Time Warner Inc.               COM              887315109      277     5300 SH       SOLE                      600              4700
Tribune Company                COM              896047107      353     8350 SH       SOLE                     1700              6650
Tyco Int'l                     COM              902124106      433     7800 SH       SOLE                     1700              6100
Verizon Communications         COM              92343V104     1225    24437 SH       SOLE                     1100             23337
Viacom Class B                 COM              925524308      798    17069 SH       SOLE                     5462             11607
Watson Pharmaceuticals         COM              942683103      215     4200 SH       SOLE                      500              3700
WorldCom, Inc.                 COM              98157d106     1755   124772 SH       SOLE                    17225            107547